Investment Property, Net - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment property	₩ 878,227	₩ 928,615	₩ 1,064,914
Fair value [member] | 6 Subsidiaries, including POSCO(Dalian) IT Center Development Co.,Ltd [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,545,310